Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2026
Personnel Expenses [Line Items]
Personnel expenses
Personnel expenses
Year-to-date
USD m 30.6.26 30.6.25
Salaries and variable compensation
1
12,860 11,868
of which: variable compensation – financial advisors
2
3,029 2,744
Contractors 110 152
Social security 896 821
Post-employment benefit plans 602 671
Other personnel expenses 495 497
Total personnel expenses 14,963 14,008
1 Includes role-based allowances.
2 Financial advisor compensation mainly consists of
cash compensation, determined using a formulaic approach
based on production, and deferred awards. It also
includes expenses
related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.